Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Share capital	Share premium	Share-based payment reserve	Retained earnings	Foreign exchange revaluation reserve	Equity attributable to owners of the parent company	Non- controlling Interest
Beginning balance at Dec. 31, 2018	$ (50,484)		$ 10	$ 76,833	$ 7,302	$ (142,418)	$ 7,789	$ (50,484)	$ 0
Loss for the year	(140,287)	[1]				(140,287)		(140,287)
Currency translation differences	(9,693)	[1]					(9,693)	(9,693)
Equity issuance costs	(11,048)			(11,048)				(11,048)
Equity-settled share-based payment transactions	7,966				7,966			7,966
Issuance of shares	377,273		3	377,270				377,273
Effect of share redenomination	70			70				70
Ending balance at Dec. 31, 2019	173,797		13	443,125	15,268	(282,705)	(1,904)	173,797	0
Loss for the year	(188,030)	[1]				(186,799)	0	(186,799)	(1,231)
Currency translation differences	3,579	[1]					3,579	3,579
Conversion of convertible debt	30,189			30,189				30,189
Equity-settled share-based payment transactions	16,917				16,917			16,917
Issuance of shares	11,907			11,907				11,907
Ending balance at Dec. 31, 2020	48,359		13	485,221	32,185	(469,504)	1,675	49,590	(1,231)
Loss for the year	(374,511)					(368,482)		(368,482)	(6,029)
Currency translation differences	(1,702)						(1,702)	(1,702)
Issuance of shares in the Merger and PIPE financing	347,023		2	347,021				347,023
Fair value of non-controlling interests upon consolidation	64,274								64,274
Acquisition of non-controlling interests	(5,981)			51,033				51,033	(57,014)
Equity issuance costs	(32,787)			(32,787)				(32,787)
Conversion of convertible debt	70,000		1	69,999				70,000
Equity issued as consideration for acquisitions	2,349			2,349				2,349
Equity-settled share-based payment transactions	48,186				48,186			48,186
Issuance of shares in connection with option exercises	61			61				61
Ending balance at Dec. 31, 2021	$ 165,271		$ 16	$ 922,897	$ 80,371	$ (837,986)	$ (27)	$ 165,271	$ 0

[1]	Restated to reflect reclassification of certain expense items described in Note 2.